NON-INTEREST INCOME AND OTHER EXPENSES - Schedule of Other Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other expenses:
Amortization of intangibles	$ 34,896	$ 38,202	$ 39,477
Deposit insurance premiums and other expenses	69,391	66,506	140,221
Loss on debt extinguishment	0	32,871	0
Other administrative and miscellaneous expenses	432,686	499,648	404,025
Total Other expenses	$ 536,973	$ 637,227	$ 583,723